CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse			¥ 882,038
Variable Interest Entity, Consolidated, Liabilities, Noncurrent, No Recourse			¥ 499,092
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01		$ 0.01
Common Stock, Shares Authorized | shares	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued | shares	113,030,392	113,030,392	112,951,232
Common Stock, Shares, Outstanding | shares	113,030,392	113,030,392	112,951,232
Assets, Current	¥ 30,655	$ 4,811	¥ 744,568
Assets, Noncurrent			1,681,837
Variable Interest Entity, Primary Beneficiary [Member]
Assets, Current			420,254
Assets, Noncurrent			¥ 1,134,372